Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 25, 2013	Jun. 30, 2012
Document Information [Line Items]
Entity Registrant Name	MYLAN INC.
Entity Central Index Key	0000069499
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,624,667,439
Entity Common Stock, Shares Outstanding		395,550,874